Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
6.	Investments in Partially Owned Entities

The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2010 (amounts in thousands except for project and apartment unit amounts):

	Consolidated
	Development Projects (VIEs)
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits – restricted	1,115	922	3,205	8	5,250
Escrow deposits – mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests – Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt – Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

	Consolidated
	Development Projects (VIEs)			Other	Total
	Held for and/or Under Development	Completed, Not Stabilized (4)	Completed and Stabilized
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.
(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.
(3)	Represents the Company’s current economic ownership interest.
(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.

During the year ended December 31, 2010, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units in exchange for an approximate $30.0 million payment to its partner. In addition, the Company repaid the net $70.0 million mortgage loan, which was to mature on May 1, 2010, concurrent with closing using proceeds drawn from the Company’s line of credit. The Company also sold its 25% equity interest in the remaining 24 unconsolidated properties containing 5,635 apartment units in exchange for an approximate $25.4 million payment from its partner and the related $264.8 million in non-recourse mortgage debt was extinguished by the partner at closing.

On December 29, 2010, the Company admitted an 80% institutional partner to an entity owning a developable land parcel in Florida in exchange for $11.7 million in cash and retained a 20% equity interest. This land parcel is now unconsolidated. Total project cost is approximately $76.1 million and construction is expected to start in the first quarter of 2011. The Company is responsible for constructing the project and has given certain construction cost overrun guarantees.

The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of $8.0 million at December 31, 2010. The Company has identified its development partnerships as VIEs as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any) despite the fact that each partner legally owns 50% of each venture. The Company is the primary beneficiary as it exerts the most significant power over the ventures, absorbs the majority of the expected losses and has the right to receive a majority of the expected residual returns. The assets net of liabilities of the Company’s VIEs are restricted in their use to the specific VIE to which they relate and are not available for general corporate use. The Company does not have any unconsolidated VIEs.